Note 6 - Investments in Associate ("Minera Juanicipio S.A. DE C.V.") (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of carrying amount of investments in associates [text block]
	December 31, 2018	December 31, 2017
Joint venture oversight expenditures incurred 100% by MAG	$330	$754
Cash contributions to Minera Juanicipio (1)	23,583	18,700
Total for the current year	23,913	19,454
Equity pick up of current income for the year (2)	227	308
Balance, beginning of year	57,074	37,312
Balance, end of year	$81,214	$57,074

Disclosure of financial information of investments in associates [text block]
	December 31, 2018	December 31, 2017

Cash and cash equivalents	$16,715	$9,639
IVA and other receivables	9,146	3,861
Prepaids	–	–
Total current assets	25,861	13,500
Minerals, surface rights, exploration & development expenditures	161,975	116,117
Total assets	$187,836	$129,617

Payables to Peñoles and other vendors	$5,736	$1,217
Total current liabilities	5,736	1,217
Provision for reclamation and remediation costs	450	393
Deferred income tax liability	6,515	6,962
Total liabilities	12,701	8,572
Shareholders equity	175,135	121,045
Total liabilities and equity	$187,836	$129,617

Disclosure of associate operations [text block]
	December 31, 2018	December 31, 2017

Deferred income tax recovery	$436	$965
Exchange gain (loss)	80	(265)

Net income	$516	$700

MAG's 44% equity pick up	$227	$308